Expense Example, No Redemption - Prospectus #2	Investor Class 1 Year	Investor Class 3 Years	Investor Class 5 Years	Investor Class 10 Years	Class C 1 Year	Class C 3 Years	Class C 5 Years	Class C 10 Years	Institutional Class 1 Year	Institutional Class 3 Years	Institutional Class 5 Years	Institutional Class 10 Years	Class R6 1 Year	Class R6 3 Years	Class R6 5 Years	Class R6 10 Years
USD ($)	158	490	845	1,845	233	718	1,230	2,448	132	412	713	1,568	123	384	665	1,466